DEBT - Senior Notes - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt
Remaining principal / carrying value	$ 259,516	$ 701,771
Senior Notes
Debt
Remaining principal / carrying value	$ 203,200	$ 303,800
Senior Notes | Senior Notes, 3.79 Percent, Issued September 3, 2014
Debt
Coupon rate (as a percent)	3.79%
Original principal	$ 200,000
Remaining principal / carrying value	$ 84,000
Senior Notes | Senior Notes, 4.40 Percent, Issued May 15, 2012
Debt
Coupon rate (as a percent)	4.40%
Original principal	$ 355,000
Remaining principal / carrying value	$ 119,200